Related Party Transactions (Tables)	12 Months Ended
Mar. 31, 2023
Related Party Transactions [Abstract]
Schedule of due from related parties
	March 31, 2023	March 31, 2022
NUAG (i)	$51	$43
TIN (ii)	37	23
	$88	$66

i.	The Company recovers costs for services rendered to NUAG and expenses incurred on behalf of NUAG pursuant to a services and administrative costs reallocation agreement. During the year ended March 31, 2023, the Company recovered $1.0 million (year ended March 31, 2022 - $0.7 million) from NUAG for services rendered and expenses incurred on behalf of NUAG. The costs recovered from NUAG were recorded as a direct reduction of general and administrative expenses on the consolidated statements of income.

ii.	The Company recovers costs for services rendered to TIN and expenses incurred on behalf of TIN pursuant to a services and administrative costs reallocation agreement. During the year ended March 31, 2023, the Company recovered $0.2 million (year ended March 31, 2022 - $0.2 million) from TIN for services rendered and expenses incurred on behalf of TIN. The costs recovered from TIN were recorded as a direct reduction of general and administrative expenses on the consolidated statements of income.

Schedule of compensation of key management personnel
	Years Ended March 31,
	2023	2022
Cash compensation	3,057	3,246
Share-based compensation	3,764	3,179
	$6,821	$6,425